Stock-Based Compensation and Employee Benefit Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended									12 Months Ended		12 Months Ended
	Sep. 30, 2013 Senior management	Sep. 30, 2013 Other management	Nov. 30, 2010 Stock option	Oct. 31, 2012 Stock option	Sep. 30, 2013 Stock option	Sep. 30, 2012 Stock option	Sep. 30, 2013 Time-based stock option awards	Sep. 30, 2012 Time-based stock option awards	Sep. 30, 2011 Time-based stock option awards	Sep. 30, 2013 Performance based awards	Sep. 30, 2012 Performance based awards	Sep. 30, 2011 Performance based awards	Nov. 30, 2010 Class A common stock	Sep. 30, 2011 Class A common stock Stock option	Nov. 30, 2010 Class B common stock	Sep. 30, 2013 Class B common stock Stock option	Sep. 30, 2012 Class B common stock Stock option	Sep. 30, 2011 Class B common stock Stock option
Stock-Based Compensation and Employee Benefit Plans
Aggregate number of shares which may be issued													50,268		148,404
Expiration period			10 years
Vesting period					5 years		5 years
Compensation deduction for tax purposes										$ 0	$ 0
Weighted-average grant date fair value (in dollars per share)							$ 167	$ 239	$ 180	$ 96	$ 108	$ 56
Dividend paid				$ 722,000
Weighted-average assumptions used for the options granted
Risk-free rate, minimum (as a percent)							0.11%	0.10%	0.12%	0.11%	0.10%	0.12%
Risk-free rate, maximum (as a percent)							4.59%	3.12%	4.50%	4.59%	3.12%	4.50%
Expected term							6 years 6 months	6 years 6 months	6 years 6 months	4 years 6 months	5 years 7 months 6 days	6 years 7 months 6 days
Expected volatility (as a percent)							36.00%	37.00%	33.00%	37.00%	38.00%	34.00%
Expected dividends (as a percent)							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Number of shares
Outstanding at beginning of period (in shares)				162,951	162,951	152,678
Granted (in shares)					19,180	24,850								49,468		19,180	24,850	103,710
Exercised (in shares)					(730)	(450)
Forfeited (in shares)					(8,218)	(14,127)
Outstanding at end of period (in shares)					173,183	162,951
Exercisable at end of period (in shares)					29,833	14,357
Number of shares available for future grant (in shares)					23,509
Weighted average exercise price
Outstanding at beginning of period (in dollars per share)				$ 294	$ 294	$ 267
Granted (in dollars per share)					$ 540	$ 442
Exercised (in dollars per share)					$ 267	$ 267
Forfeited (in dollars per share)					$ 267	$ 267
Outstanding at end of period (in dollars per share)					$ 323	$ 294
Exercisable at end of period (in dollars per share)						$ 267
Additional disclosures
Reduction in percentage of share-based compensation expense for estimated forfeitures	0.00%	5.00%